Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

10 Income taxes

Taxes recognized through profit or loss:

in EUR k	2022	2021*	2020*
Current tax expenses	(152)	(72)	(16)
Current year	(144)	(56)	—
Adjustments for prior periods	(8)	(16)	(16)
Deferred tax (expense)/income	45	142	(208)
Temporary differences	45	142	(182)
Tax losses	—	—	(26)
Total income tax (expenses)/benefit	(107)	70	(224)

*The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 9 – Discontinued Operations.

No income taxes were recognized directly in other comprehensive income for the years ended December 31, 2022, 2021 and 2020.

A reconciliation of the effective tax rate to the Group’s statutory rate of 32.1% for the year ended December 31, 2022, and 32.1%for the years ended December, 31, 2021 and December, 31, 2020, respectively are presented in the table below.

in EUR k	2022	2021*	2020*
Loss before tax	(38,596)	(57,532)	(59,552)
Taxes on the basis of the Company’s domestic tax rate	12,390	14,642	6,627
Tax rate effect of foreign tax jurisdictions	78	882	65
Non‑deductible expenses	(125)	(3,030)	(903)
Current year losses for which no deferred tax assets were recognized	(12,472)	(12,211)	(5,792)
Tax income related to prior years	(37)	(17)	(137)
Other effects	59	(196)	(84)
Income tax (expenses)/ benefit	(107)	70	(224)

*The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 9 – Discontinued Operations.

The domestic tax rate of 32.1% is composed of the corporate income tax rate of 15%, the solidarity surcharge of 5.5% of this corporate income tax, as well as trade tax of 16.3%. The tax rate effects from foreign tax jurisdictions are primarily attributable to the tax-exempt profit of a foreign Group subsidiaries.

Tax losses carryforwards for which no deferred tax assets were recognized amount to EUR 133,512k in Germany (2021: EUR 85,639k; 2020: EUR 64,464k) and to EUR 2,348k in other countries (2021: EUR 1,083k; 2020: EUR 1,002k). Deductible temporary differences, for which no deferred tax asset is recognized, amount to EUR 2,310k.

Tax losses carried forward in Germany do not expire. Foreign tax losses carried forward may be restricted. In the light of the Group’s loss history, the recognition of deferred taxes for tax losses carried forward and deductible temporary differences was limited to the future reversal of existing taxable temporary differences.

For temporary differences associated with investments in the amount of EUR 7,106k (2021: EUR 5,656k; 2020: EUR 4,313k), no deferred tax liability has been recognized because the Company is able to control the timing of the reversal and it is probable that the difference will not reverse in the foreseeable future.

The below table shows a breakdown of deferred taxes in the Group’s statement of financial position.

	December 31, 2022		December 31, 2021		December 31, 2020
	Deferred	Deferred	Deferred	Deferred	Deferred	Deferred
in EUR k	tax assets	tax liabilities	tax assets	tax liabilities	tax assets	tax liabilities
Intangible assets	—	(2,184)	—	(2,439)	—	(2,934)
Property, plant and equipment	—	(21)	—	(14)	—	(133)
Right-of-use assets	—	(4,186)	—	(4,617)	—	(5,029)
Measurement of service contracts	—	(35)	—	(42)	—	(145)
Leasing liabilities	4,168	—	4,563	—	4,865	—
Government grants	1,679	—	1,693	—	1,903	—
Unused tax losses	544	—	777	—	1,266	—
Sum	6,391	(6,426)	7,033	(7,112)	8,034	(8,241)
Offset	(6,391)	6,391	(7,033)	7,033	(8,034)	8,034
Deferred Taxes	—	(35)	—	(79)	—	(207)